Stock Option and Award Plans and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair value of option Units and Class A options granted using Black-Scholes pricing model and related assumptions

The fair value of option Units granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2010	2011	2012
Weighted-average fair value on date of grant	$7.37	$9.76	$7.84
Assumptions used to calculate fair value:
Volatility	36%	43%	43%
Risk-free interest rate	1.9%	1.6%	0.6%
Expected term	5.0 years	5.0 years	5.0 years
Dividends	zero	zero	zero

Summary of option/RSU activity

The following table summarizes option/RSU activity:

	Units
	Options (in millions)	Weighted- Average Exercise Price		RSUs (in millions)	Weighted- Average Grant Date Fair Value	Class A Options (in millions)	Weighted- Average Exercise Price
Outstanding at December 31, 2009	28.0	$16.46		5.0	$21.87	12.5	$1.86
Granted	0.2	21.32		2.3	21.23	2.0	0.25
Exercised / released	(0.7)	11.94		(0.1)	22.86	—
Canceled	(1.3)	18.09		(0.8)	22.16	(2.1)	1.97

Outstanding at December 31, 2010	26.2	16.54		6.4	21.59	12.4	1.58
Granted	0.2	24.74		2.4	24.40	—
Exercised / released	(2.0)	10.39		(0.3)	21.92	—
Canceled	(4.2)	18.05		(0.9)	21.41	(2.4)	1.48

Outstanding at December 31, 2011	20.2	16.93		7.6	22.50	10.0	1.60
Granted	0.2	20.67		2.9	20.62	—
Exercised / released	(2.5)	11.11		(0.8)	21.57	—
Canceled	(1.8)	19.04		(1.6)	21.61	(3.4)	1.40

Outstanding at December 31, 2012	16.1	14.01	(1)	8.1	22.09	6.6	1.71

(1)	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend (see Note 7).

Options for Units and Class A shares vested and that are expected to vest in the future

The following table summarizes information as of December 31, 2012 concerning options for Units and Class A shares that have vested and that are expected to vest in the future:

	Vested and Expected to Vest			Exercisable
Exercise Price	Number of Options Outstanding (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)	Number of Options (in millions)	Weighted-average Remaining Life (years)	Aggregate Intrinsic Value (in millions)
Units
$4.50	0.86	1.7	$10	0.86	1.7	$10
14.36-21.10	12.47	3.1	25	12.00	2.9	25
Class A Shares
0.21-0.44	1.94	7.0	—	1.27	6.9	—
1.41	0.49	5.9	—	0.42	5.9	—
2.22-3.06	2.31	5.3	—	2.18	5.3	—

Class A Options
Fair value of option Units and Class A options granted using Black-Scholes pricing model and related assumptions

The fair value of Class A options granted in each year using the Black-Scholes pricing model and related assumptions follow:

Year ended December 31,
2010
Weighted-average fair value on date of grant	$0.23
Assumptions used to calculate fair value:
Volatility	156%
Risk-free interest rate	2.1%
Expected term	5.0 years
Dividends	zero